Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions [abstract]
Provisions
			Undrawn contractually committed facilities and guarantees[a]	Customer redress		Legal, competition and regulatory matters
	Onerous contracts	Redundancy and restructuring		PaymentProtectionInsurance	Other customer redress		Sundryprovisions	Total
	£m	£m	£m	£m	£m	£m	£m	£m
As at 1 January 2018	225	159	420	1,606	639	435	400	3,884
Additions	74	170	463	400	182	1,716	89	3,094
Amounts utilised	(135)	(102)	(11)	(1,118)	(328)	(1,680)	(86)	(3,460)
Unused amounts reversed	(26)	(56)	(588)	-	(48)	(98)	(42)	(858)
Exchange and other movements	1	(2)	(13)	-	(1)	41	(34)	(8)
As at 31 December 2018	139	169	271	888	444	414	327	2,652

Note

a Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9.

Assumption	Cumulative actual to 31.12.18	Future expected	Sensitivity analysis increase/decrease in provision
Customer initiated claims received and processed (thousands)[a]	2,400	290	50k=£117m
Average uphold rate per claim (%)[b]	89	91	1%=£6m
Average redress per valid claim (£)[c]	2,136	2,233	£100=£26m

Notes

a Total mis-selling claims received directly by Barclays Group, including those received via CMCs but excluding those for which no PPI policy exists and excluding responses to proactive mailing. The sensitivity analysis has been calculated to show the impact a 50,000 increase or decrease in the number of customer initiated mis-selling policy claims would have on the provision level inclusive of operational processing costs.

b Average uphold rate per customer initiated mis-selling claim received directly by Barclays Group and proactive mailings, excluding those for which no PPI policy exists. The sensitivity analysis has been calculated to show the impact a 1% change in the average uphold rate per claim would have on the provision level.

c Average redress stated on a per policy basis for future customer initiated mis-selling complaints received directly by Barclays Group. The sensitivity analysis has been calculated to show the impact a £100 increase or decrease in the average redress per claim would have on the provision level.